Note 18 - Leases - Supplemental Balance Sheet Information (Details) (Parentheticals)	Dec. 31, 2025	Dec. 31, 2024
Finance Lease, Liability, Current, Statement of Financial Position	Other Liabilities, Current	Other Liabilities, Current
Finance Lease, Liability, Noncurrent, Statement of Financial Position	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent